Financial Instruments And Risk Management	12 Months Ended
Dec. 31, 2014
Financial Instruments And Risk Management [Abstract]
Financial Instruments and Risk Management

23.Financial Instruments and Risk Management

A)	FINANCIAL INSTRUMENTS

Encana’s financial assets and liabilities are recognized in cash and cash equivalents, accounts receivable and accrued revenues, cash in reserve, accounts payable and accrued liabilities, risk management assets and liabilities and long-term debt.

B)RISK MANAGEMENT ASSETS AND LIABILITIES

Risk management assets and liabilities arise from the use of derivative financial instruments and are measured at fair value.  See Note 22 for a discussion of fair value measurements.

UNREALIZED RISK MANAGEMENT POSITION

As at December 31	2014	2013

Risk Management Assets
Current	$707	$56
Long-term	65	204
	772	260

Risk Management Liabilities
Current	20	25
Long-term	7	5
	27	30
Net Risk Management Assets	$745	$230

SUMMARY OF UNREALIZED RISK MANAGEMENT POSITIONS – BY PRODUCT

As at December 31	2014			2013
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$609	$5	$604	$183	$15	$168
Crude oil	163	4	159	77	8	69
Power	-	18	(18)	-	7	(7)
Total Fair Value	$772	$27	$745	$260	$30	$230

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2014

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts
NYMEX Fixed Price	1,062	MMcf/d	2015	4.29	US$/Mcf	$487
Basis Contracts (1)			2015-2018			120
Other Financial Positions						(3)
Natural Gas Fair Value Position						604

Crude Oil Contracts
Fixed Price Contracts
WTI Fixed Price	12.3	Mbbls/d	2015	92.88	US$/bbl	161
WTI Fixed Price	1.2	Mbbls/d	2016	92.35	US$/bbl	14

Basis Contracts (2)			2015-2016			(16)
Crude Oil Fair Value Position						159

Power Purchase Contracts
Fair Value Position						(18)
Total Fair Value						$745

(1)

Encana has entered into swaps to protect against widening natural gas price differentials between benchmark and regional sales prices.  These basis swaps are priced using differentials determined as a percentage of NYMEX.

(2)	Encana has entered into swaps to protect against widening Brent and Midland differentials to WTI. These basis swaps are priced using fixed price differentials.

EARNINGS IMPACT OF REALIZED AND UNREALIZED GAINS (LOSSES) ON RISK MANAGEMENT POSITIONS

	Realized Gain (Loss)
For the years ended December 31	2014	2013	2012

Revenues, Net of Royalties	$(84)	$544	$2,149
Transportation and Processing	(7)	-	12
Gain (Loss) on Risk Management	$(91)	$544	$2,161

	Unrealized Gain (Loss)
For the years ended December 31	2014	2013	2012

Revenues, Net of Royalties	$456	$(347)	$(1,441)
Transportation and Processing	(12)	2	(24)
Gain (Loss) on Risk Management	$444	$(345)	$(1,465)

RECONCILIATION OF UNREALIZED RISK MANAGEMENT POSITIONS FROM JANUARY 1 TO DECEMBER 31

	2014		2013	2012
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$230
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	353	$353	$199	$696
Foreign Exchange Translation Adjustment on Canadian Dollar Contracts	1
Fair Value of Athlon Crude Oil Contracts Acquired	70
Fair Value of Contracts Realized During the Year	91	91	(544)	(2,161)
Fair Value of Contracts, End of Year	$745	$444	$(345)	$(1,465)

C)RISKS ASSOCIATED WITH FINANCIAL ASSETS AND LIABILITIES

The Company is exposed to financial risks including market risks (such as commodity prices, foreign exchange and interest rates), credit risk and liquidity risk.  Future cash flows may fluctuate due to movement in market prices and the exposure to credit and liquidity risks.

COMMODITY PRICE RISK

Commodity price risk arises from the effect fluctuations in future commodity prices may have on future cash flows.  To partially mitigate exposure to commodity price risk, the Company has entered into various derivative financial instruments.  The use of these derivative instruments is governed under formal policies and is subject to limits established by the Board.  The Company’s policy is to not use derivative financial instruments for speculative purposes.

Natural Gas – To partially mitigate natural gas commodity price risk, the Company uses contracts such as NYMEX-based swaps and options.  Encana also enters into basis swaps to manage against widening price differentials between various production areas and various sales points.

Crude Oil – To partially mitigate against crude oil commodity price risk including widening price differentials between North American and world prices, the Company has entered into fixed price contracts and basis swaps.

Power – The Company has entered into Canadian dollar denominated derivative contracts to manage its electricity consumption costs.

The table below summarizes the sensitivity of the fair value of the Company’s risk management positions to fluctuations in commodity prices, with all other variables held constant.  The Company has used a 10 percent variability to assess the potential impact of commodity price changes.  Fluctuations in commodity prices could have resulted in unrealized gains (losses) impacting pre-tax net earnings as at December 31 as follows:

	2014		2013
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(105)	$105	$(441)	$441
Crude oil price	(22)	22	(19)	19
Power price	5	(5)	7	(7)

CREDIT RISK

Credit risk arises from the potential that the Company may incur a loss if a counterparty to a financial instrument fails to meet its obligation in accordance with agreed terms.  This credit risk exposure is mitigated through the use of Board-approved credit policies governing the Company’s credit portfolio including credit practices that limit transactions according to counterparties’ credit quality.  Mitigation strategies may include master netting arrangements, requesting collateral and/or transacting credit derivatives.  The Company executes commodity derivative financial instruments under master agreements that have netting provisions that provide for offsetting payables against receivables.  As at December 31, 2014, the Company had no significant collateral balances posted or received and there were no credit derivatives in place.

As at December 31, 2014, cash equivalents include high-grade, short-term securities, placed primarily with financial institutions and companies with strong investment grade ratings.  Any foreign currency agreements entered into are with major financial institutions in Canada and the U.S. or with counterparties having investment grade credit ratings.

A substantial portion of the Company’s accounts receivable are with customers in the oil and gas industry and are subject to normal industry credit risks.  As at December 31, 2014, approximately 94 percent (2013 – 87 percent) of Encana’s accounts receivable and financial derivative credit exposures were with investment grade counterparties.

As at December 31, 2014, Encana had three counterparties (2013 – four counterparties) whose net settlement position individually accounted for more than 10 percent of the fair value of the outstanding in-the-money net risk management contracts by counterparty.  As at December 31, 2014, these counterparties accounted for 16 percent,  16 percent and 15 percent (2013 – 24 percent, 14 percent, 14 percent and 13 percent) of the fair value of the outstanding in-the-money net risk management contracts.

LIQUIDITY RISK

Liquidity risk arises from the potential that the Company will encounter difficulties in meeting a demand to fund its financial liabilities as they come due.  The Company manages liquidity risk using cash and debt management programs.

The Company has access to cash equivalents and a range of funding alternatives at competitive rates through committed revolving bank credit facilities and debt and equity capital markets.  As at December 31, 2014, the Company had committed revolving bank credit facilities totaling $4.0 billion which include C$3.5 billion ($3.0 billion) on a revolving bank credit facility for Encana and $1.0 billion on a revolving bank credit facility for a U.S. subsidiary, the latter of which remains unused.  The facilities remain committed through June 2018.  Of the C$3.5 billion ($3.0 billion) revolving bank credit facility, $1.7 billion remained unused and $1.3 billion was drawn to redeem the senior notes assumed by Encana in conjunction with the Athlon acquisition as discussed in Note 13.

Encana also has accessible capacity under a shelf prospectus for up to $6.0 billion, or the equivalent in foreign currencies, the availability of which is dependent on market conditions, to issue up to $6.0 billion of debt and/or equity securities in Canada and/or the U.S.  The shelf prospectus expires in July 2016.

The Company believes it has sufficient funding through the use of these facilities to meet foreseeable borrowing requirements.

The Company minimizes its liquidity risk by managing its capital structure.  The Company’s capital structure consists of shareholders’ equity plus long-term debt, including the current portion. The Company’s objectives when managing its capital structure are to maintain financial flexibility to preserve Encana’s access to capital markets and its ability to meet financial obligations and to finance internally generated growth as well as potential acquisitions.  To manage the capital structure, the Company may adjust capital spending, adjust dividends paid to shareholders, issue new shares, issue new debt or repay existing debt.

The timing of expected cash outflows relating to financial liabilities is outlined in the table below:

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$2,243	$-	$-	$-	$-	$2,243
Risk Management Liabilities	20	7	-	-	-	27
Long-Term Debt (1)	396	1,493	3,030	1,610	6,392	12,921

(1) Principal and interest.

Included in Encana’s long-term debt obligations of $12,921 million at December 31, 2014 are $1,277 million in principal obligations related to LIBOR loans drawn on the credit facility.  These amounts are fully supported and Management expects that they will continue to be supported by revolving credit facilities that have no repayment requirements within the next year.  The revolving credit facilities are fully revolving for a period of up to five years. Based on the current maturity dates of the credit facilities, these amounts are included in cash outflows for the period disclosed as 4 – 5 Years.  Further information on Long-Term Debt is contained in Note 13.

FOREIGN EXCHANGE RISK

Foreign exchange risk arises from changes in foreign exchange rates that may affect the fair value or future cash flows of the Company’s financial assets or liabilities.  As Encana operates primarily in North America, fluctuations in the exchange rate between the U.S. and Canadian dollars can have a significant effect on the Company’s reported results.  Encana’s financial results are consolidated in Canadian dollars; however, the Company reports its results in U.S. dollars as most of its revenue is closely tied to the U.S. dollar and to facilitate a more direct comparison to other North American oil and gas companies.  As the effects of foreign exchange fluctuations are embedded in the Company’s results, the total effect of foreign exchange fluctuations is not separately identifiable.

To mitigate the exposure to the fluctuating U.S./Canadian dollar exchange rate, Encana maintains a mix of both U.S. dollar and Canadian dollar debt and may also enter into foreign exchange derivatives.  As at December 31, 2014, Encana had $6.7 billion in U.S. dollar debt issued from Canada that was subject to foreign exchange exposure (2013 – $5.4 billion) and $0.6 billion in debt that was not subject to foreign exchange exposure (2013 –  $1.7 billion).  There were no foreign exchange derivatives outstanding as at December 31, 2014.

Encana’s foreign exchange (gain) loss primarily includes unrealized foreign exchange gains and losses on the translation of U.S. dollar denominated debt issued from Canada, unrealized foreign exchange gains and losses on the translation of U.S. dollar denominated risk management assets and liabilities held in Canada and foreign exchange gains and losses on U.S. dollar denominated cash and short-term investments held in Canada.  A $0.01 change in the U.S. to Canadian dollar exchange rate would have resulted in a $61 million change in foreign exchange (gain) loss as at December 31, 2014 (2013 – $48 million; 2012 – $51 million).

INTEREST RATE RISK

Interest rate risk arises from changes in market interest rates that may affect the fair value or future cash flows from the Company’s financial assets or liabilities.  The Company may partially mitigate its exposure to interest rate changes by holding a mix of both fixed and floating rate debt and may also enter into interest rate derivatives to partially mitigate effects of fluctuations in market interest rates.  There were no interest rate derivatives outstanding as at December 31, 2014.

As at December 31, 2014, the Company had floating rate debt of $1,277 million.  Accordingly, the sensitivity in net earnings for each one percent change in interest rates on floating rate debt was $10 million (2013 – nil; 2012 – nil).